Reorganization and Fresh Start Accounting - Fresh Start Adjustments, Net Change in Accumulated Deficit (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Feb. 05, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets	$ 32,681	$ 32,681		$ 51,476		$ 80,322	$ 59,050
Intangible assets	113,389	113,389		76,262
Property and equipment, net	1,155,725	1,155,725		1,462,075		3,577,069	7,733,924
Other assets	70,420	70,420		46,882		84,584	128,467
Other current liabilities	(33,635)	(33,635)		(35,031)		(49,820)	(171,397)
Less: Fair value of debt	(393,500)	(393,500)		(406,000)			(3,779,499)
Other liabilities	(86,743)	(86,743)		(67,025)		(108,039)	(260,898)
Accumulated other comprehensive income (loss)	0	0		267		58,012	58,389
Reorganization items, net		(252,051)	$ 9,014	0	$ 9,014	23,930	0	$ 0
Accumulated deficit	0	0		$ (21,454)		$ (1,070,683)	$ 2,907,776
Fresh Start Adjustments
Reorganization, Chapter 11 [Line Items]
Prepaid expenses and other current assets	(10,073)	(10,073)
Intangible assets	113,389	113,389
Property and equipment, net	(2,410,903)	(2,410,903)
Other assets	(10,503)	(10,503)
Other current liabilities	52,613	52,613
Less: Fair value of debt	(41,446)	(41,446)
Deferred income taxes	(9,829)	(9,829)
Other liabilities	26,405	26,405
Accumulated other comprehensive income (loss)	(57,904)	(57,904)
Reorganization items, net	(2,348,251)
Tax impact of fresh start adjustments	(19,721)
Accumulated deficit	$ (2,367,972)	$ (2,367,972)